Regulatory Assets and Liabilities - Narrative Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Individually less than
Regulatory Liabilities [Line Items]
Threshold amount	$ 40
Renewable energy surcharge (viii) | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Electric and gas moderator account (ix) | Central Hudson
Regulatory Liabilities [Line Items]
Approved rate (period)	3 years